Exhibit 1

J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-FL12
Commercial Mortgage Pass-Through Certificates Series 2019-FL12

Report To:

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

6 September 2019

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179

Re:	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-FL12 (the “Issuing Entity”) Commercial Mortgage Pass-Through Certificates Series 2019-FL12 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”) with respect to the Mortgage Loans (as defined herein) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Mortgage Loans, which contain various source documents (the “Source Documents”) relating to the Mezzanine Loans, Mortgaged Properties (both as defined herein) and Mortgage Loans,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 1 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 2 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originator(s) of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

6 September 2019

Attachment A Page 1 of 20

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Issuing Entity’s assets will consist primarily of a pool of four floating rate mortgage loans (the “Mortgage Loans” or “Whole Loans”) secured by first liens on commercial real estate properties (the “Mortgaged Properties”),
b.	The Mortgage Loans will be treated as being “componentized” and will each consist of a senior pooled component (the “Pooled Component” or “Pooled Trust Asset”) and one or more non-pooled components (the “Non-Pooled Components”) and
c.	With respect to each Mortgage Loan, there exists a related mezzanine loan (collectively, the “Mezzanine Loans”), which will not be an asset of the Issuing Entity.

For the purpose of the procedures described in this report:

a.	The Non-Pooled Components related to each Mortgage Loan are comprised of:
i.	A senior Non-Pooled Component (the “Senior Non-Pooled Component”) and
ii.	One or two subordinate Non-Pooled Components (the “Subordinate 1 Non-Pooled Component” and “Subordinate 2 Non-Pooled Component,” respectively) and
b.	Each Mortgage Loan, together with the corresponding Mezzanine Loan, is hereinafter referred to as the “Total Debt associated with each Mortgage Loan.”

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgaged Properties, Pooled Components, Senior Non-Pooled Components, Subordinate 1 Non-Pooled Components, Subordinate 2 Non-Pooled Components, Pooled Trust Assets, Mortgage Loans, Mezzanine Loans and Total Debt associated with each Mortgage Loan as of the due date of each Mortgage Loan in September 2019 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

For each Mortgage Loan on the Preliminary Data File, we compared each Compared Characteristic listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Document(s) indicated on Exhibit 1 to Attachment A that were provided by the Depositor, subject only to the instructions, assumptions, methodologies and exceptions described in the notes to Exhibit 1 to Attachment A and the next paragraph of this Item.

Attachment A Page 2 of 20

1. (continued)

The Source Document(s) that we were instructed by the Depositor to use for each Compared Characteristic are indicated on Exhibit 1 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 1 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 1 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, the Depositor provided us with:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File, comprise the Data Files), that the Depositor indicated contains information relating to the Mortgaged Properties, Pooled Components, Senior Non-Pooled Components, Subordinate 1 Non-Pooled Components, Subordinate 2 Non-Pooled Components, Pooled Trust Assets, Mortgage Loans, Mezzanine Loans and Total Debt associated with each Mortgage Loan as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.       Final Data File and

b.       Updated Data File,

we compared each Compared Characteristic listed on Exhibit 1 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of each Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 20

5.	Using the:
a.	First Payment Date,
b.	Initial Maturity Date and
c.	Fully Extended Maturity Date,

as shown on the Final Data File, we recalculated the:

i.	Original Term (Excluding Extensions) and
ii.	Original Term (Including Extension Options)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning,
b.	Original Term (Excluding Extensions) and
c.	Original Term (Including Extension Options),

as shown on the Final Data File, we recalculated the:

i.	Remaining Term to Maturity and
ii.	Remaining Term (Including Extensions)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	First Mortgage Original Balance and
b.	B-Note Original Balance,

as shown on the Final Data File, we recalculated the “Whole Loan Original Balance” of each Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	The applicable Source Document(s) indicated that the Mortgage Loans and Mezzanine Loans are interest-only for their entire initial terms. Based on this information, the Depositor instructed us to:
a.	Use the “Original Term (Excluding Extensions),” as shown on the Final Data File, for the interest-only period of each Mortgage Loan (the “IO Period”),
b.	Use “0” for the original amortization term of each Mortgage Loan (the “Original Amortization Term (Excluding Extensions)”),
c.	Use “0” for the remaining amortization term of each Mortgage Loan (the “Remaining Amortization Term”),
d.	The “Whole Loan Original Balance,” as shown on the Final Data File, for the:
i.	Principal balance of each Whole Loan as of the Reference Date (the “Whole Loan Cut-off Balance”) and
ii.	Principal balance of each Whole Loan as of the “Initial Maturity Date” of each Whole Loan (the “Whole Loan Initial Maturity Balance”),
e.	The “First Mortgage Original Balance,” as shown on the Final Data File, for the:
i.	Principal balance of each Mortgage Loan as of the Reference Date (the “First Mortgage Cut-off Balance”) and
ii.	Principal balance of each Mortgage Loan as of the “Initial Maturity Date” of each Mortgage Loan (the “First Mortgage Initial Maturity Balance”),

Attachment A Page 4 of 20

8. (continued)

f.	The “Trust Asset Original Balance,” as shown on the Final Data File, for the:
i.	Principal balance of each Mortgage Loan as of the Reference Date (the “Trust Asset Cut-off Balance”) and
ii.	Principal balance of each Mortgage Loan as of the “Initial Maturity Date” of each Mortgage Loan (the “Trust Asset Initial Maturity Balance”),
g.	The “B-Note Original Balance,” as shown on the Final Data File, for the:
i.	Principal balance of any B-note as of the Reference Date (the “B-Note Cut-off Balance”) and
ii.	Principal balance of any B-note as of the “Initial Maturity Date” of the related Mortgage Loan (the “B-Note Initial Maturity Balance”),
h.	The “Mezzanine A Debt Original Balance,” as shown on the Final Data File, for the:
i.	Principal balance of each Mezzanine Loan as of the Reference Date (the “Mezzanine A Debt Cut-off Balance”) and
ii.	Principal balance of each Mezzanine Loan as of the “Initial Maturity Date” of each Mezzanine Loan (the “Mezzanine A Debt Initial Maturity Balance”) and
i.	The “Mezzanine B Debt Original Balance,” as shown on the Final Data File, for the:
i.	Principal balance of any junior mezzanine loan as of the Reference Date (the “Mezzanine B Debt Cut-off Balance”) and
ii.	Principal balance of any junior mezzanine loan as of the “Initial Maturity Date” of such junior mezzanine loan (the “Mezzanine B Debt Initial Maturity Balance”).

For any Mortgage Loan on the Final Data File with the “Amortization Type – Extension Term” as “Interest Only” (the “Extension Term IO Mortgage Loans”), the Depositor instructed us to:

a.	Use the “Whole Loan Original Balance” as the principal balance of each Whole Loan as of the “Fully Extended Maturity Date” of each Whole Loan (the “Whole Loan Fully Extended Maturity Balance”),
b.	Use the “First Mortgage Original Balance” as the principal balance of each Mortgage Loan as of the “Fully Extended Maturity Date” of each Mortgage Loan (the “First Mortgage Fully Extended Maturity Balance”),
c.	Use the “Trust Asset Original Balance” as the principal balance of each Mortgage Loan as of the “Fully Extended Maturity Date” of each Mortgage Loan (the “Trust Asset Fully Extended Maturity Balance”),
d.	Use the “B-Note Original Balance” as the principal balance of any B-note as of the “Fully Extended Maturity Date” of the related Mortgage Loan (the “B-Note Fully Extended Maturity Balance”),
e.	Use the “Mezzanine A Debt Original Balance” as the principal balance of each Mezzanine Loan as of the “Fully Extended Maturity Date” of each Mezzanine Loan (the “Mezzanine A Debt Original Maturity Balance”) and
f.	Use the “Mezzanine B Debt Original Balance” as the principal balance of any junior mezzanine loan as of the “Fully Extended Maturity Date” of the related junior mezzanine loan (the “Mezzanine B Debt Fully Extended Maturity Balance”).

Attachment A Page 5 of 20

8. (continued)

For any Mortgage Loan on the Final Data File with the “Amortization Type – Extension Term” as “Amortizing” (the “Extension Term Amortizing Mortgage Loans”), the Depositor instructed us to use the:

a.	Whole Loan Original Balance,
b.	First Mortgage Original Balance,
c.	Trust Asset Original Balance,
d.	B-Note Original Balance,
e.	Mezzanine A Debt Original Balance,
f.	Mezzanine B Debt Original Balance,
g.	Accrual Basis,
h.	IO Period,
i.	First Payment Date and
j.	Fully Extended Maturity Date,

as shown on the Final Data File, and the required amortization payment information in the applicable Source Document(s), to recalculate the:

i.	Principal balance of each Whole Loan as of the “Fully Extended Maturity Date” of each Whole Loan (the “Whole Loan Fully Extended Maturity Balance”),
ii.	Principal balance of each Mortgage Loan as of the “Fully Extended Maturity Date” of each Mortgage Loan (the “First Mortgage Fully Extended Maturity Balance”),
iii.	Principal balance of each Mortgage Loan as of the “Fully Extended Maturity Date” of each Mortgage Loan (the “Trust Asset Fully Extended Maturity Balance”),
iv.	Principal balance of any B-note as of the “Fully Extended Maturity Date” of the related Mortgage Loan (the “B-Note Fully Extended Maturity Balance”),
v.	Principal balance of each Mezzanine Loan as of the “Fully Extended Maturity Date” of each Mezzanine Loan (the “Mezzanine A Debt Fully Extended Maturity Balance”) and
vi.	Principal balance of any junior mezzanine loan as of the “Fully Extended Maturity Date” of such junior mezzanine loan (the “Mezzanine B Debt Fully Extended Maturity Balance”).

Attachment A Page 6 of 20

8. (continued)

For the purpose of this procedure, the Depositor instructed us to:

a.	Ignore differences of +/- $1 or less and
b.	Recalculate the:
i.	Whole Loan Fully Extended Maturity Balance,
ii.	First Mortgage Fully Extended Maturity Balance,
iii.	Trust Asset Fully Extended Maturity Balance,
iv.	B-Note Fully Extended Maturity Balance,
v.	Mezzanine A Debt Fully Extended Maturity Balance and
vi.	Mezzanine B Debt Fully Extended Maturity Balance

of any Extension Term Amortizing Mortgage Loan as the aggregate principal balance that is scheduled to be paid on the “Fully Extended Maturity Date” of the related Mortgage Loan or Mezzanine Loan, as applicable, excluding any principal component of the related amortizing monthly debt service payment, as described in the related Source Document(s), on the “Fully Extended Maturity Date.”

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	For any Extension Term IO Mortgage Loan on the Final Data File, the Depositor instructed us to use “0” for the “Remaining Amortization Term (Including Extensions)” characteristic.

For any Extension Term Amortizing Mortgage Loan on the Final Data File, the Depositor instructed us to use the:

a.	Initial Maturity Date and
b.	Fully Extended Maturity Date,

as shown on the Final Data File, and the required amortization payment information in the applicable Source Document(s), to recalculate the “Remaining Amortization Term (Including Extensions)” characteristic.

10.	Using the “Trust Asset Cut-off Balance,” as shown on the Final Data File, we recalculated the “% of Collateral Group Balance” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 20

11.	Using the:
a.	Mezzanine A Debt Original Balance,
b.	Mezzanine B Debt Original Balance,
c.	Mezzanine A Debt Cut-off Balance,
d.	Mezzanine B Debt Cut-off Balance,
e.	Mezzanine A Debt Initial Maturity Balance,
f.	Mezzanine B Debt Initial Maturity Balance,
g.	Mezzanine A Debt Fully Extended Maturity Balance and
h.	Mezzanine B Debt Fully Extended Maturity Balance,

as shown on the Final Data File, we recalculated the:

i.	Mezzanine Debt Original Balance,
ii.	Mezzanine Debt Cut-off Balance,
iii.	Mezzanine Debt Initial Maturity Balance and
iv.	Mezzanine Debt Fully Extended Maturity Balance

of each Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:
a.	Whole Loan Original Balance,
b.	Mezzanine Debt Original Balance,
c.	Whole Loan Cut-off Balance,
d.	Mezzanine Debt Cut-off Balance,
e.	Whole Loan Initial Maturity Balance,
f.	Mezzanine Debt Initial Maturity Balance,
g.	Whole Loan Fully Extended Maturity Balance and
h.	Mezzanine Debt Fully Extended Maturity Balance,

as shown on the Final Data File, we recalculated the:

i.	Total Debt Original Balance,
ii.	Total Debt Cut-off Balance,
iii.	Total Debt Initial Maturity Balance and
iv.	Total Debt Fully Extended Maturity Balance

of the Total Debt associated with each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 8 of 20

13.	Using the:
a.	Units,
b.	Senior Pooled Component Balance,
c.	Loan Specific Component A Balance,
d.	Loan Specific Component B Balance,
e.	Loan Specific Component C Balance,
f.	First Mortgage Cut-off Date Balance,
g.	Whole Loan Cut-off Balance and
h.	Total Debt Cut-off Balance,

as shown on the Final Data File, we recalculated the:

i.	Cut-off Date Pooled Component Balance Per Unit,
ii.	Cut-off Date Loan Specific Component A Balance Per Unit,
iii.	Cut-off Date Loan Specific Component B Balance Per Unit,
iv.	Cut-off Date Loan Specific Component C Balance Per Unit,
v.	Cut-off Date First Mortgage Loan Balance Per Unit,
vi.	Cut-off Date Whole Loan Balance Per Unit and
vii.	Cut-off Date Total Debt Loan Balance Per Unit

of each Pooled Trust Asset, Senior Non-Pooled Component, Subordinate 1 Non-Pooled Component, Subordinate 2 Non-Pooled Component, Mortgage Loan, Whole Loan and Total Debt associated with each Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 9 of 20

14.	Using the:
a.	Appraised Value ($),
b.	Senior Pooled Component Balance,
c.	Loan Specific Component A Balance,
d.	Loan Specific Component B Balance,
e.	Loan Specific Component C Balance,
f.	First Mortgage Cut-off Date Balance,
g.	First Mortgage Initial Maturity Balance,
h.	First Mortgage Fully Extended Maturity Balance,
i.	Whole Loan Cut-off Balance,
j.	Whole Loan Initial Maturity Balance,
k.	Whole Loan Fully Extended Maturity Balance,
l.	Total Debt Cut-off Date Balance,

m.	Total Debt Initial Maturity Balance and
n.	Total Debt Fully Extended Maturity Balance,

as shown on the Final Data File, we recalculated the:

i.	Pooled Component LTV,
ii.	Loan Specific Component A LTV,
iii.	Loan Specific Component B LTV,
iv.	Loan Specific Component C LTV,
v.	Cut-off First Mortgage LTV,
vi.	Cut-off Whole Loan LTV,
vii.	Cut-off Total Debt LTV,
viii.	Initial Maturity First Mortgage LTV,
ix.	Initial Maturity Whole Loan LTV,
x.	Initial Maturity Total Debt LTV,
xi.	Fully Extended Maturity First Mortgage LTV,
xii.	Fully Extended Maturity Whole Loan LTV and
xiii.	Fully Extended Maturity Total Debt LTV

of each Pooled Trust Asset, Senior Non-Pooled Component, Subordinate 1 Non-Pooled Component, Subordinate 2 Non-Pooled Component, Mortgage Loan, Whole Loan and Total Debt associated with each Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, we were instructed by the Depositor to round the characteristics listed in i. through xiii. above to the nearest 1/10th of one percent.

15.	Using the:
a.	Original Lockout Payments and
b.	Seasoning,

as shown on the Final Data File, we recalculated the “Remaining Lockout Payments” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 10 of 20

16.	Using the:
a.	First Mortgage Margin,
b.	B-Note Margin,
c.	First Mortgage Original Balance and
d.	B-Note Original Balance,

as shown on the Final Data File, we recalculated the “Whole Loan Margin” of each Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

17.	Using the:
a.	Mezzanine A Margin,
b.	Mezzanine B Margin,
c.	Mezzanine A Original Balance and
d.	Mezzanine B Original Balance,

as shown on the Final Data File, we recalculated the “Weighted Average Mezzanine Margin” of the Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

18.	Using the:
a.	Whole Loan Margin,
b.	Weighted Average Mezzanine Margin,
c.	Whole Loan Original Balance and
d.	Mezzanine Debt Original Balance,

as shown on the Final Data File, we recalculated the “Total Debt Margin” of the Total Debt associated with each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 11 of 20

19.	Using the:
a.	LIBOR Floor,
b.	LIBOR Rounding Methodology,
c.	Trust Margin,
d.	First Mortgage Margin,
e.	B-Note Margin,
f.	Whole Loan Margin,
g.	Mezzanine A Margin,
h.	Mezzanine B Margin,
i.	Weighted Average Mezzanine Margin and
j.	Total Debt Margin,

as shown on the Final Data File, and a LIBOR assumption of 2.1500% that was provided by the Depositor, we recalculated the:

i.	Trust Interest Rate,
ii.	First Mortgage Interest Rate,
iii.	B-Note Interest Rate,
iv.	Whole Loan Interest Rate,
v.	Mezzanine A Loan Interest Rate,
vi.	Mezzanine B Loan Interest Rate,
vii.	Weighted Average Mezzanine Interest Rate and
viii.	Total Debt Interest Rate

of each Mortgage Loan, B-note (if any), Whole Loan, Mezzanine Loan, junior mezzanine loan (if any) and the Total Debt associated with each Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Using the:

a.	LIBOR Floor,
b.	LIBOR Rounding Methodology,
c.	Pooled Component Margin,
d.	Loan Specific Component A Margin,
e.	Loan Specific Component B Margin and
f.	Loan Specific Component C Margin,

as shown on the Final Data File, and a LIBOR assumption of 2.1500% that was provided by the Depositor, we calculated the interest rate of each:

i.	Pooled Trust Asset (the “Pooled Component Interest Rate”),
ii.	Senior Non-Pooled Component (the “Loan Specific Component A Interest Rate”),
iii.	Subordinate 1 Non-Pooled Component (the “Loan Specific Component B Interest Rate”) and
iv.	Subordinate 2 Non-Pooled Component (the “Loan Specific Component C Interest Rate”).

Attachment A Page 12 of 20

20.	Using the:
a.	LIBOR Cap,
b.	Trust Margin,
c.	First Mortgage Margin,
d.	B-Note Margin,
e.	Whole Loan Margin,
f.	Mezzanine A Margin,
g.	Mezzanine B Margin,
h.	Weighted Average Mezzanine Margin and
i.	Total Debt Margin,

as shown on the Final Data File, we recalculated the:

i.	Trust Interest Rate (At LIBOR Cap),
ii.	First Mortgage Interest Rate (At LIBOR Cap),
iii.	B-Note Interest Rate (At LIBOR Cap),
iv.	Whole Loan Interest Rate (At LIBOR Cap),
v.	Mezzanine A Loan Interest Rate (At LIBOR Cap),
vi.	Mezzanine B Loan Interest Rate (At LIBOR Cap),
vii.	Total Mezzanine Interest Rate (At LIBOR Cap) and
viii.	Total Debt Interest Rate (At LIBOR Cap)

of each Mortgage Loan, B-note (if any), Whole Loan, Mezzanine Loan, junior mezzanine loan (if any) and the Total Debt associated with each Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Using the:

a.	LIBOR Cap,
b.	Pooled Component Margin,
c.	Loan Specific Component A Margin,
d.	Loan Specific Component B Margin and
e.	Loan Specific Component C Margin,

as shown on the Final Data File, we calculated the interest rate at “LIBOR Cap” of each:

i.	Pooled Trust Asset (the “Pooled Component Interest Rate (At LIBOR Cap)”),
ii.	Senior Non-Pooled Component (the “Loan Specific Component A Interest Rate (At LIBOR Cap)”),
iii.	Subordinate 1 Non-Pooled Component (the “Loan Specific Component B Interest Rate (At LIBOR Cap)”) and
iv.	Subordinate 2 Non-Pooled Component (the “Loan Specific Component C Interest Rate (At LIBOR Cap)”).

Attachment A Page 13 of 20

21.	Using the:
a.	First Mortgage Original Principal Balance,
b.	First Mortgage Interest Rate,
c.	First Mortgage Interest Rate (At LIBOR Cap) and
d.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Monthly First Mortgage Debt Service,
ii.	Annual First Mortgage Debt Service,
iii.	Monthly First Mortgage Debt Service (at LIBOR Cap) and
iv.	Annual First Mortgage Debt Service (at LIBOR Cap)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly First Mortgage Debt Service” of each Mortgage Loan as 1/12th of the product of:

a.	The “First Mortgage Original Principal Balance,” as shown on the Final Data File,
b.	The “First Mortgage Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual First Mortgage Debt Service” of each Mortgage Loan as twelve (12) times the “Monthly First Mortgage Debt Service” of each Mortgage Loan, as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly First Mortgage Debt Service (at LIBOR Cap)” of each Mortgage Loan as 1/12th of the product of:

a.	The “First Mortgage Original Principal Balance,” as shown on the Final Data File,
b.	The “First Mortgage Interest Rate (At LIBOR Cap),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual First Mortgage Debt Service (at LIBOR Cap)” of each Mortgage Loan as twelve (12) times the “Monthly First Mortgage Debt Service (at LIBOR Cap)” of each Mortgage Loan, as shown on the Final Data File.

Attachment A Page 14 of 20

22.	Using the:
a.	Whole Loan Original Principal Balance,
b.	Whole Loan Interest Rate,
c.	Whole Loan Interest Rate (At LIBOR Cap) and
d.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Monthly Whole Loan Debt Service,
ii.	Annual Whole Loan Debt Service,
iii.	Monthly Whole Loan Debt Service (at LIBOR Cap) and
iv.	Annual Whole Loan Debt Service (at LIBOR Cap)

of each Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Whole Loan Debt Service” of each Whole Loan as 1/12th of the product of:

a.	The “Whole Loan Original Principal Balance,” as shown on the Final Data File,
b.	The “Whole Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Whole Loan Debt Service” of each Whole Loan as twelve (12) times the “Monthly Whole Loan Debt Service” of each Whole Loan, as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Whole Loan Debt Service (at LIBOR Cap)” of each Whole Loan as 1/12th of the product of:

a.	The “Whole Loan Original Principal Balance,” as shown on the Final Data File,
b.	The “Whole Loan Interest Rate (At LIBOR Cap),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Whole Loan Debt Service (at LIBOR Cap)” of each Whole Loan as twelve (12) times the “Monthly Whole Loan Debt Service (at LIBOR Cap)” of each Whole Loan, as shown on the Final Data File.

Attachment A Page 15 of 20

23.	Using the:
a.	Total Debt Original Balance,
b.	Total Debt Interest Rate,
c.	Total Debt Interest Rate (At LIBOR Cap) and
d.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Monthly Total Debt Debt Service,
ii.	Annual Total Debt Debt Service,
iii.	Monthly Total Debt Debt Service (at LIBOR Cap) and
iv.	Annual Total Debt Debt Service (at LIBOR Cap)

of the Total Debt associated with each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Total Debt Debt Service” of the Total Debt associated with each Mortgage Loan as 1/12th of the product of:

a.	The “Total Debt Original Principal Balance,” as shown on the Final Data File,
b.	The “Total Debt Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Total Debt Debt Service” of the Total Debt associated with each Mortgage Loan as twelve (12) times the “Monthly Total Debt Debt Service” of the Total Debt associated with each Mortgage Loan, as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Total Debt Debt Service (at LIBOR Cap)” of the Total Debt associated with each Mortgage Loan as 1/12th of the product of:

a.	The “Total Debt Original Principal Balance,” as shown on the Final Data File,
b.	The “Total Debt Interest Rate (At LIBOR Cap),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Total Debt Debt Service (at LIBOR Cap)” of the Total Debt associated with each Mortgage Loan as twelve (12) times the “Monthly Total Debt Debt Service (at LIBOR Cap)” of the Total Debt associated with each Mortgage Loan, as shown on the Final Data File.

Attachment A Page 16 of 20

24.	Using:
a.	The:
i.	Senior Pooled Component Balance,
ii.	Loan Specific Component A Balance,
iii.	Loan Specific Component B Balance,
iv.	Loan Specific Component C Balance and
v.	Accrual Basis,

as shown on the Final Data File,

b.	The:
i.	Pooled Component Interest Rate,
ii.	Loan Specific Component A Interest Rate,
iii.	Loan Specific Component B Interest Rate,
iv.	Loan Specific Component C Interest Rate,
v.	Pooled Component Interest Rate (At LIBOR Cap),
vi.	Loan Specific Component A Interest Rate (At LIBOR Cap),
vii.	Loan Specific Component B Interest Rate (At LIBOR Cap) and
viii.	Loan Specific Component C Interest Rate (At LIBOR Cap),

as calculated herein,

and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we calculated the:

(a)	Annual debt service of each:
(1.)	Pooled Trust Asset (the “Annual Pooled Trust Asset Debt Service”),
(2.)	Senior Non-Pooled Component (the “Annual Loan Specific Component A Debt Service”),
(3.)	Subordinate 1 Non-Pooled Component (the “Annual Loan Specific Component B Debt Service”) and
(4.)	Subordinate 2 Non-Pooled Component (the “Annual Loan Specific Component C Debt Service”) and
(b)	Annual debt service at “LIBOR Cap” of each:
(1.)	Pooled Trust Asset (the “Annual Pooled Trust Asset Debt Service (At LIBOR Cap)”),
(2.)	Senior Non-Pooled Component (the “Annual Loan Specific Component A Debt Service (At LIBOR Cap)”),
(3.)	Subordinate 1 Non-Pooled Component (the “Annual Loan Specific Component B Debt Service (At LIBOR Cap)”) and
(4.)	Subordinate 2 Non-Pooled Component (the “Annual Loan Specific Component C Debt Service (At LIBOR Cap)”).

For the purpose of this procedure, the Depositor instructed us to calculate the “Annual Pooled Trust Asset Debt Service” of each Pooled Trust Asset as the product of:

a.	The “Senior Pooled Component Balance,” as shown on the Final Data File,
b.	The “Pooled Component Interest Rate,” as calculated herein, and
c.	365/360.

Attachment A Page 17 of 20

24. (continued)

For the purpose of this procedure, the Depositor instructed us to calculate the “Annual Pooled Trust Asset Debt Service (At LIBOR Cap)” of each Pooled Trust Asset as the product of:

a.	The “Senior Pooled Component Balance,” as shown on the Final Data File,
b.	The “Pooled Component Interest Rate (At LIBOR Cap),” as calculated herein, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to calculate the “Annual Loan Specific Component A Debt Service” of each Senior Non-Pooled Component as the product of:

a.	The “Loan Specific Component A Balance,” as shown on the Final Data File,
b.	The “Loan Specific Component A Interest Rate,” as calculated herein, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to calculate the “Annual Loan Specific Component A Debt Service (At LIBOR Cap)” of each Senior Non-Pooled Component as the product of:

a.	The “Loan Specific Component A Balance,” as shown on the Final Data File,
b.	The “Loan Specific Component A Interest Rate (At LIBOR Cap),” as calculated herein, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to calculate the “Annual Loan Specific Component B Debt Service” of each Subordinate 1 Non-Pooled Component as the product of:

a.	The “Loan Specific Component B Balance,” as shown on the Final Data File,
b.	The “Loan Specific Component B Interest Rate,” as calculated herein, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to calculate the “Annual Loan Specific Component B Debt Service (At LIBOR Cap)” of each Subordinate 1 Non-Pooled Component as the product of:

a.	The “Loan Specific Component B Balance,” as shown on the Final Data File,
b.	The “Loan Specific Component B Interest Rate (At LIBOR Cap),” as calculated herein, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to calculate the “Annual Loan Specific Component C Debt Service” of each Subordinate 2 Non-Pooled Component as the product of:

a.	The “Loan Specific Component C Balance,” as shown on the Final Data File,
b.	The “Loan Specific Component C Interest Rate,” as calculated herein, and
c.	365/360.

Attachment A Page 18 of 20

24. (continued)

For the purpose of this procedure, the Depositor instructed us to calculate the “Annual Loan Specific Component C Debt Service (At LIBOR Cap)” of each Subordinate 2 Non-Pooled Component as the product of:

a.	The “Loan Specific Component C Balance,” as shown on the Final Data File,
b.	The “Loan Specific Component C Interest Rate (At LIBOR Cap),” as calculated herein, and
c.	365/360.

25.	Using:
a.	Information on the Final Data File,
b.	The:
i.	Annual Pooled Trust Asset Debt Service,
ii.	Annual Loan Specific Component A Debt Service,
iii.	Annual Loan Specific Component B Debt Service,
iv.	Annual Loan Specific Component C Debt Service,
v.	Annual Pooled Trust Asset Debt Service (At LIBOR Cap),
vi.	Annual Loan Specific Component A Debt Service (At LIBOR Cap),
vii.	Annual Loan Specific Component B Debt Service (At LIBOR Cap) and
viii.	Annual Loan Specific Component C Debt Service (At LIBOR Cap),

as calculated herein,

b.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Offering Circular and
c.	The applicable assumptions and calculation methodologies provided by the Depositor, which are described in the succeeding paragraph(s) of this Item,

we recalculated the:

i.	Pooled Component UW NCF DSCR,
ii.	Loan Specific Component A UW NCF DSCR,
iii.	Loan Specific Component B UW NCF DSCR,
iv.	Loan Specific Component C UW NCF DSCR,
v.	First Mortgage NOI DSCR,
vi.	First Mortgage NCF DSCR,
vii.	Whole Loan NOI DSCR,
viii.	Whole Loan NCF DSCR,
ix.	Total Debt NOI DSCR,
x.	Total Debt NCF DSCR,
xi.	Pooled Component UW NCF DSCR at Cap,
xii.	Loan Specific Component A UW NCF DSCR at Cap,
xiii.	Loan Specific Component B UW NCF DSCR at Cap,
xiv.	Loan Specific Component C UW NCF DSCR at Cap,
xv.	First Mortgage NOI DSCR at LIBOR Cap,
xvi.	First Mortgage NCF DSCR at LIBOR Cap,
xvii.	Whole Loan NOI DSCR at LIBOR Cap,
xviii.	Whole Loan NCF DSCR at LIBOR Cap,
xix.	Total Debt NOI DSCR at LIBOR Cap,
xx.	Total Debt NCF DSCR at LIBOR Cap,

Attachment A Page 19 of 20

25. (continued)

xxi.	Pooled Component UW NOI DY,
xxii.	Pooled Component UW NCF DY,
xxiii.	Loan Specific Component A UW NOI DY,
xxiv.	Loan Specific Component B UW NOI DY,
xxv.	Loan Specific Component C UW NOI DY,
xxvi.	First Mortgage NOI DY,
xxvii.	First Mortgage NCF DY,
xxviii.	Whole Loan NOI DY,
xxix.	Whole Loan NCF DY,
xxx.	Total Debt NOI DY and
xxxi.	Total Debt NCF DY

of each Pooled Trust Asset, Senior Non-Pooled Component, Subordinate 1 Non-Pooled Component, Subordinate 2 Non-Pooled Component, Mortgage Loan, Whole Loan and Total Debt associated with each Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to round the characteristics listed in i. through xx. above to two decimal places and the characteristics listed in xxi. through xxxi. above to the nearest 1/10th of one percent.

26.	Using the:
a.	Units,
b.	Largest Tenant Unit Size,
c.	2nd Largest Tenant Unit Size,
d.	3rd Largest Tenant Unit Size,
e.	4th Largest Tenant Unit Size and
f.	5th Largest Tenant Unit Size,

as shown on the Final Data File, we recalculated the:

i.       Largest Tenant % of Total SF,

ii.	2nd Largest Tenant % of Total SF,
iii.	3rd Largest Tenant % of Total SF,
iv.	4th Largest Tenant % of Total SF and
v.	5th Largest Tenant % of Total SF

of each Mortgaged Property, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 20 of 20

27.	Using the:
a.	Master Servicing Fee Rate,
b.	Primary Servicing Fee Rate,
c.	Subservicer Fee,
d.	CREFC Fee,
e.	Trustee & Paying Agent Fee and
f.	Operating Advisor Fee,

as shown on the Final Data File, we recalculated the “Admin. Fee” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

28.	Using the:
a.	Pooled Component Margin,
b.	Loan Specific Component A Margin,
c.	Loan Specific Component B Margin,
d.	Loan Specific Component C Margin and
e.	Admin. Fee,

as shown on the Final Data File, we recalculated the:

i.	Pooled Component Net Margin,
ii.	Loan Specific Component A Net Margin,
iii.	Loan Specific Component B Net Margin and
iv.	Loan Specific Component C Net Margin

of each Pooled Trust Asset, Senior Non-Pooled Component, Subordinate 1 Non-Pooled Component and Subordinate 2 Non-Pooled Component, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 10

Compared Characteristics and Source Documents

Mortgaged Property Information:

Characteristic	Source Document(s)

Street Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site or Appraisal Report
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Year Built	Appraisal Report or Engineering Report
Year Renovated	Appraisal Report or Engineering Report
Units	Underwritten Rent Roll, Underwriting Summary, Borrower Rent Roll, Master Lease or Appraisal Report
Unit of Measure	Underwritten Rent Roll, Underwriting Summary, Borrower Rent Roll, Master Lease or Appraisal Report
Occupancy %	Underwritten Rent Roll, Underwriting Summary, Borrower Rent Roll or Master Lease
Occupancy Date	Underwritten Rent Roll, Underwriting Summary, Borrower Rent Roll or Master Lease

Third Party Information:

Characteristic	Source Document(s)

Appraised Value ($) (see Note 2)	Appraisal Report
Appraisal Cap Rate	Appraisal Report
Appraisal Date (see Note 2)	Appraisal Report
Phase I Date	Phase I Environmental Report
Phase II Recommended	Phase I Environmental Report
Phase II Date (see Note 3)	Phase II Environmental Report
Engineering Report Date	Engineering Report
Seismic Report Date (see Note 4)	Seismic Report
Seismic PML % (see Note 4)	Seismic Report

Exhibit 1 to Attachment A Page 2 of 10

Major Tenant Information: (see Note 5)

Characteristic	Source Document(s)

Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll or Master Lease
Largest Tenant Unit Size	Underwritten Rent Roll, Borrower Rent Roll or Master Lease
Largest Tenant Lease Expiration	Underwritten Rent Roll, Borrower Rent Roll or Master Lease
2nd Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll or Master Lease
2nd Largest Tenant Unit Size	Underwritten Rent Roll, Borrower Rent Roll or Master Lease
2nd Largest Tenant Lease Expiration	Underwritten Rent Roll, Borrower Rent Roll or Master Lease
3rd Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll or Master Lease
3rd Largest Tenant Unit Size	Underwritten Rent Roll, Borrower Rent Roll or Master Lease
3rd Largest Lease Expiration	Underwritten Rent Roll, Borrower Rent Roll or Master Lease
4th Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll or Master Lease
4th Largest Tenant Unit Size	Underwritten Rent Roll, Borrower Rent Roll or Master Lease
4th Largest Lease Expiration	Underwritten Rent Roll, Borrower Rent Roll or Master Lease
5th Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll or Master Lease
5th Largest Tenant Unit Size	Underwritten Rent Roll, Borrower Rent Roll or Master Lease
5th Largest Lease Expiration	Underwritten Rent Roll, Borrower Rent Roll or Master Lease

Exhibit 1 to Attachment A Page 3 of 10

Underwriting Information: (see Note 6)

Characteristic	Source Document(s)

2016 Revenues ($)	Underwriting Summary
2017 Revenues ($)	Underwriting Summary
2018 Revenues ($)	Underwriting Summary
Most Recent Revenues ($)	Underwriting Summary
2016 Total Expenses ($) (see Note 7)	Underwriting Summary
2017 Total Expenses ($) (see Note 7)	Underwriting Summary
2018 Total Expenses ($) (see Note 7)	Underwriting Summary
Most Recent Total Expenses ($) (see Note 7)	Underwriting Summary
2016 NOI ($) (see Note 7)	Underwriting Summary
2017 NOI ($) (see Note 7)	Underwriting Summary
2018 NOI ($) (see Note 7)	Underwriting Summary
Most Recent NOI ($) (see Note 7)	Underwriting Summary
As of	Underwriting Summary
Underwritten Economic Occupancy	Underwriting Summary or Underwritten Rent Roll
UW Revenues ($)	Underwriting Summary
UW Total Expenses ($) (see Note 7)	Underwriting Summary
UW NOI ($) (see Note 7)	Underwriting Summary
Underwritten Capital Items ($) (see Note 7)	Underwriting Summary
UW NCF ($)	Underwriting Summary

Hotel Operating Information: (see Note 8)

Characteristic	Source Document(s)

2016 ADR	Underwriting Summary
2016 RevPAR	Underwriting Summary
2016 Occupancy %	Underwriting Summary
2017 ADR	Underwriting Summary
2017 RevPAR	Underwriting Summary
2017 Occupancy %	Underwriting Summary
2018 ADR	Underwriting Summary
2018 RevPAR	Underwriting Summary
2018 Occupancy %	Underwriting Summary
Most Recent ADR	Underwriting Summary
Most Recent RevPAR	Underwriting Summary
Most Recent Occupancy %	Underwriting Summary
UW ADR	Underwriting Summary
UW RevPAR	Underwriting Summary
UW Occupancy %	Underwriting Summary

Exhibit 1 to Attachment A Page 4 of 10

Reserve and Escrow Information:

Characteristic	Source Document(s)

Upfront RE Tax Reserve ($)	Settlement Statement
Monthly RE Tax Reserve ($) (see Note 9)	Servicer Tape or Mortgage Loan Agreement
Tax Escrow Cap	Mortgage Loan Agreement or Loan Modification Agreement
Terms/Description of Springing Tax Escrow (If applicable)	Mortgage Loan Agreement or Loan Modification Agreement
Upfront Ins. Reserve ($)	Settlement Statement
Monthly Ins. Reserve ($) (see Note 9)	Servicer Tape or Mortgage Loan Agreement
Insurance Escrow Cap	Mortgage Loan Agreement or Loan Modification Agreement
Terms/Description of Springing Insurance Escrow (If applicable)	Mortgage Loan Agreement or Loan Modification Agreement
Upfront Capex Reserve ($)	Settlement Statement
Monthly Capex Reserve ($)	Mortgage Loan Agreement or Loan Modification Agreement
Replacement Reserves Escrow Cap	Mortgage Loan Agreement or Loan Modification Agreement
Terms/Description of Springing Replacement Reserves (If applicable)	Mortgage Loan Agreement or Loan Modification Agreement
Upfront TI/LC Reserve ($)	Settlement Statement
Monthly TI/LC Reserve ($)	Mortgage Loan Agreement or Loan Modification Agreement
TI/LC Reserve Cap	Mortgage Loan Agreement or Loan Modification Agreement
Terms/Description of Springing TI/LC Reserve (If applicable)	Mortgage Loan Agreement or Loan Modification Agreement
Initial Debt Service Escrow	Settlement Statement
Monthly Debt Service Escrow	Mortgage Loan Agreement or Loan Modification Agreement
Upfront Engin. Reserve ($)	Settlement Statement, Mortgage Loan Agreement or Loan Modification Agreement
Other Escrow Description	Mortgage Loan Agreement or Loan Modification Agreement
Upfront Other Reserve ($)	Settlement Statement
Monthly Other Reserve ($) (see Note 9)	Mortgage Loan Agreement, Loan Modification Agreement or Servicer Tape
Other Escrow Monthly Cap	Mortgage Loan Agreement or Loan Modification Agreement
Terms/Description of Springing Other Escrow (If applicable)	Mortgage Loan Agreement or Loan Modification Agreement

Exhibit 1 to Attachment A Page 5 of 10

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

First Mortgage Original Balance	Mortgage Loan Agreement or Loan Modification Agreement
Trust Asset Original Balance (see Note 10)	Mortgage Loan Agreement or Loan Modification Agreement
Mezzanine A Debt Original Balance (see Note 11)	Mezzanine Loan Agreement or Mezzanine Loan Modification Agreement
Note Date	Promissory Note, Mortgage Loan Agreement or Loan Modification Agreement
Payment Due Date	Mortgage Loan Agreement or Loan Modification Agreement
Payment Date Business Day Convention	Mortgage Loan Agreement or Loan Modification Agreement
First Payment Date (see Notes 12 and 13)	Mortgage Loan Agreement, Loan Modification Agreement, Mezzanine Loan Agreement or Mezzanine Loan Modification Agreement
Initial Maturity Date (see Note 12)	Mortgage Loan Agreement, Loan Modification Agreement, Mezzanine Loan Agreement or Mezzanine Loan Modification Agreement
Extension Options (Yes/No)	Mortgage Loan Agreement or Loan Modification Agreement
Extension Options Description	Mortgage Loan Agreement or Loan Modification Agreement
First Extension Fee	Mortgage Loan Agreement or Loan Modification Agreement
Second Extension Fee	Mortgage Loan Agreement or Loan Modification Agreement
Third Extension Fee	Mortgage Loan Agreement or Loan Modification Agreement
Assumption Fee	Mortgage Loan Agreement or Loan Modification Agreement
Extension Spread Increase (Yes/No)	Mortgage Loan Agreement or Loan Modification Agreement
Extension Spread Increase Description	Mortgage Loan Agreement or Loan Modification Agreement
Mortgage Extension Test Description	Mortgage Loan Agreement or Loan Modification Agreement
Mezzanine Extension Test Description	Mezzanine Loan Agreement or Mezzanine Loan Modification Agreement
Mezzanine Extension Spread Increase Description	Mezzanine Loan Agreement or Mezzanine Loan Modification Agreement
Fully Extended Maturity Date (see Note 12)	Mortgage Loan Agreement, Loan Modification Agreement, Mezzanine Loan Agreement or Mezzanine Loan Modification Agreement

Exhibit 1 to Attachment A Page 6 of 10

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Grace Period (Late Payment)	Mortgage Loan Agreement or Loan Modification Agreement
Grace Period (Default)	Mortgage Loan Agreement or Loan Modification Agreement
Balloon Grace Period Event of Default	Mortgage Loan Agreement or Loan Modification Agreement
Balloon Grace Period Event of Late Fee (see Note 14)	Mortgage Loan Agreement or Loan Modification Agreement
Amortization Type – Initial Term	Mortgage Loan Agreement or Loan Modification Agreement
Amortization Type – Extension Term	Mortgage Loan Agreement or Loan Modification Agreement
Accrual Basis (see Note 12)	Mortgage Loan Agreement, Loan Modification Agreement, Mezzanine Loan Agreement or Mezzanine Loan Modification Agreement
Interest Accrual Start (see Note 12)	Mortgage Loan Agreement, Loan Modification Agreement, Mezzanine Loan Agreement or Mezzanine Loan Modification Agreement
Interest Accrual End (see Note 12)	Mortgage Loan Agreement, Loan Modification Agreement, Mezzanine Loan Agreement or Mezzanine Loan Modification Agreement
Interest Rate Adjustment Frequency (see Note 12)	Mortgage Loan Agreement, Loan Modification Agreement, Mezzanine Loan Agreement or Mezzanine Loan Modification Agreement
LIBOR Rounding Methodology (see Note 12)	Mortgage Loan Agreement, Loan Modification Agreement, Mezzanine Loan Agreement or Mezzanine Loan Modification Agreement
LIBOR Lookback Days	Mortgage Loan Agreement or Loan Modification Agreement
LIBOR Floor (see Note 12)	Mortgage Loan Agreement, Loan Modification Agreement, Mezzanine Loan Agreement or Mezzanine Loan Modification Agreement
LIBOR Cap (see Note 12)	Mortgage Loan Interest Rate Cap Agreement or Mezzanine Loan Interest Rate Cap Agreement
LIBOR Cap After Extension	Mortgage Loan Agreement or Loan Modification Agreement
LIBOR Cap Expiration Date	Mortgage Loan Interest Rate Cap Agreement or Mezzanine Loan Interest Rate Cap Agreement
LIBOR Cap Provider	Mortgage Loan Interest Rate Cap Agreement or Mezzanine Loan Interest Rate Cap Agreement
LIBOR Cap Provider Rating (MS/S&P/F)	Bloomberg Screenshots provided by the Depositor
First Mortgage Margin	Mortgage Loan Agreement or Loan Modification Agreement

Exhibit 1 to Attachment A Page 7 of 10

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Trust Margin (see Note 10)	Mortgage Loan Agreement or Loan Modification Agreement
Mezzanine A Margin	Mezzanine Loan Agreement or Mezzanine Loan Modification Agreement
Original Lockout Payments	Mortgage Loan Agreement or Loan Modification Agreement
Lockout End Date (see Note 15)	Mortgage Loan Agreement or Loan Modification Agreement
Spread Maintenance	Mortgage Loan Agreement or Loan Modification Agreement
Open Payments	Mortgage Loan Agreement or Loan Modification Agreement
Prepayment Provision (Payments)	Mortgage Loan Agreement or Loan Modification Agreement
Partially Prepayable without Penalty	Mortgage Loan Agreement or Loan Modification Agreement
Partially Prepayable without Penalty Description	Mortgage Loan Agreement or Loan Modification Agreement
Loan Purpose	Settlement Statement
Borrower Name	Mortgage Loan Agreement or Loan Modification Agreement
Title Type	Pro Forma Title Policy or Final Title Policy
Ground Lease Expiration (see Note 16)	Ground Lease Agreement or Ground Lease Abstract
Ground Lease Extension Terms (see Note 16)	Ground Lease Agreement or Ground Lease Abstract
Annual Ground Lease Payment (see Note 16)	Ground Lease Agreement or Ground Lease Abstract
Ground Lease Escalation Terms (see Note 16)	Ground Lease Agreement or Ground Lease Abstract
Lockbox (Y/N)	Cash Management Agreement, Mortgage Loan Agreement or Loan Modification Agreement
Lockbox Type (see Note 17)	Cash Management Agreement, Mortgage Loan Agreement or Loan Modification Agreement
Cash Management Type (see Note 17)	Cash Management Agreement, Mortgage Loan Agreement or Loan Modification Agreement
Terms/Description of Springing Lockbox (If applicable)	Cash Management Agreement, Property Management Agreement, Mortgage Loan Agreement or Loan Modification Agreement
Partial Collateral Release (Y/N)	Mortgage Loan Agreement or Loan Modification Agreement
Partial Collateral Release Description	Mortgage Loan Agreement or Loan Modification Agreement
Substitution Allowed (Y/N)	Mortgage Loan Agreement or Loan Modification Agreement
Substitution Provision Description	Mortgage Loan Agreement or Loan Modification Agreement

Exhibit 1 to Attachment A Page 8 of 10

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For any Mortgaged Property on the Preliminary Data File that does not have “As Is” for the “Appraisal Type” characteristic, the Depositor instructed us to use the corresponding appraised value and date associated with such appraisal value type, as shown in the applicable Source Document(s), for the “Appraised Value ($)” and “Appraisal Date” characteristics, respectively.

3.	The Depositor instructed us to perform procedures on the “Phase II Date” characteristic only for Mortgaged Properties (if any) for which a phase II environmental report Source Document was included in the related loan file. For any Mortgaged Property that does not contain a phase II environmental report Source Document in the related loan file, the Depositor instructed us to use “NAP” for the “Phase II Date” characteristic.

4.	The Depositor instructed us to perform procedures on the “Seismic Report Date” and “Seismic PML %” characteristics only for Mortgaged Properties (if any) for which a seismic report Source Document was included in the related loan file. For any Mortgaged Property that does not contain a seismic report Source Document in the related loan file, the Depositor instructed us to use “NAP” for the “Seismic Report Date” and “Seismic PML %” characteristics.

5.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to consider the tenant that pays the higher monthly rent as the larger tenant for tenants with the same square footage, as shown in the applicable Source Document(s).

For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces held by the same tenant only if the lease for each space has the same lease expiration date (except for the Mortgaged Property described in the succeeding paragraph of this Note), as shown in the applicable Source Document(s).

For the purpose of comparing the “Major Tenant Information” characteristics for the Mortgaged Property identified on the Preliminary Data File as “The Point at Las Colinas,” the Depositor instructed us to combine the spaces leased by the tenant identified as “Lehigh Hanson,” as shown in the applicable Source Document(s), and to use the lease expiration date for the lease associated with the earliest expiration date.

Exhibit 1 to Attachment A Page 9 of 10

Notes: (continued)

6.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

7.	For the purpose of comparing the indicated characteristics for any Mortgaged Property with the “Property Type” characteristic as “Hotel” on the Preliminary Data File, we were instructed by the Depositor to increase the “expenses” and to decrease the applicable “capital items” and “NOI,” as applicable, that are shown in the underwriting summary Source Document by the “FF&E reserve” amount that is shown in the underwriting summary Source Document.

8.	The Depositor instructed us to perform procedures on the “Hotel Operating Information” characteristics only for Mortgaged Properties with the “Property Type” characteristic as “Hotel” on the Preliminary Data File.

9.	The “Servicer Tape” Source Document is a Microsoft Excel data file labeled “JPMCC 2019-FL12_Servicing Tape.xlsx” that was provided by the Depositor.

10.	The Depositor indicated that the “Trust Asset Original Balance” and “Trust Margin” characteristics represent the original principal balance and margin, respectively, as shown in the applicable Source Document(s), that correspond to the “Trust Asset Type” that is shown on the Preliminary Data File for each Mortgage Loan.

11.	For the purpose of comparing the “Mezzanine A Debt Original Balance” characteristic for the Mortgage Loan identified on the Preliminary Data File as “Ernst & Young Tower,” the Depositor instructed us to use the maximum principal amount of $25,000,000, as shown in the mezzanine loan agreement Source Document.

Exhibit 1 to Attachment A Page 10 of 10

Notes: (continued)

12.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for each Mortgage Loan and the related Mezzanine Loan(s) associated with each Mortgage Loan (if any) that is shown on the applicable Source Document(s).

13.	For the purpose of comparing the “First Payment Date” characteristic, the Depositor instructed us to assume that the “First Payment Date” is the “Payment Due Date” related to the first full interest accrual period, as shown in the applicable Source Document(s).

14.	For the purpose of comparing the “Balloon Grace Period Event of Late Fee” characteristic, the Depositor instructed us to use the “Grace Period (Late Payment)” value that is shown on the Preliminary Data File for the “Balloon Grace Period Event of Late Fee” characteristic if the applicable Source Document(s) did not specify a grace period for the payment due on the “Initial Maturity Date” or another maturity date during any extension period.

15.	For the purpose of comparing the “Lockout End Date” characteristic for any Mortgage Loan on the Preliminary Data File with the “Original Lockout Payments” characteristic value greater than zero, the Depositor instructed us to use the day prior to the first “Payment Due Date” on which the borrower can voluntarily prepay the Mortgage Loan. For any Mortgage Loan with the “Original Lockout Payments” characteristic as “0” on the Preliminary Data File, the Depositor instructed us to use “NAP” for the “Lockout End Date” characteristic.

16.	The Depositor instructed us to perform procedures on the indicated characteristics only for Mortgaged Properties (if any) for which the “Title Type” characteristic indicates that the related Mortgaged Property includes a leasehold interest and ground lease agreement and/or ground lease abstract Source Document(s) were included in the related loan file. For any Mortgaged Property with the “Title Type” characteristic as “Fee” on the Preliminary Data File, the Depositor instructed us to use “NAP” for the indicated characteristics.

17.	For the purpose of comparing the “Lockbox Type” and “Cash Management Type” characteristics, the Depositor instructed us to use the descriptions included in the Draft Preliminary Offering Circular.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 2 to Attachment A

Provided Characteristics

Characteristic

Seller
Loan #
Status
Loan/Property Name
Loan or Property
Number of Properties
Appraisal Type
Trust Asset Type
Senior Pooled Component Balance
Loan Specific Component A Balance
Loan Specific Component B Balance
Loan Specific Component C Balance
Pooled Component Margin
Loan Specific Component A Margin
Loan Specific Component B Margin
Loan Specific Component C Margin
Original Unfunded Balance (Future Funding)
Future Funding Margin
B-Note Original Balance
B-Note Margin
Mezzanine B Debt Original Balance
Mezzanine B Margin
Additional Debt Type
Principal / Loan Sponsor
Master Servicing Fee Rate
Primary Servicing Fee Rate
Subservicer Fee
CREFC Fee
Trustee & Paying Agent Fee
Operating Advisor Fee
Cash/Pmt Collection Function

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.